Balance Sheet - USD ($)	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
ASSETS
Current Assets-Cash	$ 47,789	$ 51,438	$ 715,727
Prepaid expenses	143,055	189,947	7,505
Other Receivables	170,594
Total Current Asset	361,438	241,385	723,232
Cash and marketable securities held in the trust	19,535,946	117,422,529	116,726,349
Total assets	19,897,384	117,663,914	117,449,581
Current liabilities
Accrued expenses	686,195	16,037	43,871
Other payables	140,000	110,000	20,000
Promissory Note – related party	88,542	88,542	88,542
Extension Loan	170,594
Total Current liabilities	1,085,331	214,579	152,413
Deferred Underwriting Commission	4,025,000	4,025,000	4,025,000
Total liabilities	5,110,331	4,239,579	4,177,413
Commitments and Contingencies (Note 6)
Class A ordinary shares subject to possible redemption; 11,500,000 shares (at $10.15 per share)	19,706,540	117,422,529	116,725,000
Shareholders’ Deficit
Preferred share, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock, value
Additional paid in capital
Accumulated deficit	(4,919,828)	(3,998,535)	(3,453,173)
Total shareholders’ deficit	(4,919,487)	(3,998,194)	(3,452,832)
Total liabilities and shareholders’ deficit	19,897,384	117,663,914	117,449,581
Common Class A [Member]
Shareholders’ Deficit
Common stock, value	53	53	53
Common Class B [Member]
Shareholders’ Deficit
Common stock, value	$ 288	$ 288	$ 288